Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 27-1560715 001 [Member]
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0